Note 4 - Restricted Cash Equivalents and Short-Term Investments	9 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Restricted Assets Disclosure [Text Block]

4. Restricted Cash Equivalents and Short-Term Investments

A portion of the cash equivalents and short-term investments are used as collateral for a letter of credit of the same amount which secures the Company’s remaining obligations under the office space lease for IPC’s former corporate headquarters. As of September 30, 2014 and December 31, 2013, the portions used as collateral consisted of $0.8 million and $1.0 million each, respectively.